EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
Disclosure of employee benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS

	US Dollars
Figures in millions	2022	2021	2020

Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	650	593	644
- current medical expenses	17	25	23
- defined benefit post-retirement medical expenses	5	6	7
- defined contribution	20	20	25
Retrenchment costs	6	16	2
Share-based payment expense (note 9)	18	22	16
Included in cost of sales, other expenses and corporate administration, marketing and related expenses of continuing and discontinued operations	716	682	717